Inventories (Inventories) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Inventories [Abstract]
Components		$ 13,995	$ 12,739
Work in process		5,180	6,453
Finished products	[1]	8,380	10,386
Total inventories		27,555	29,578
Current assets		25,448	27,599
Long term assets		$ 2,107	$ 1,979

[1]	includes systems at customer locations not yet sold, as of December 31, 2016 and 2015, in the amount of $3,109 and $4,612 respectively.